Long-Term Debt (Details) - Schedule of Long-Term Debt - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Long-Term Debt [Line Items]
Long-Term Debt	$ 1,974,316	$ 1,506,561
June 2024 10% Note [Member]
Schedule of Long-Term Debt [Line Items]
Maturity date	Dec. 26, 2025	Dec. 26, 2025
Long-Term Debt	$ 1,974,316	$ 1,506,561